Basis of Preparation (Details 3) (AIG, USD $) In Millions, unless otherwise specified	0 Months Ended
	Dec. 09, 2012 Sale of ILFC common stock by AIG	Jul. 15, 2013 Sale of ILFC common stock by AIG Subsequent event	Dec. 09, 2012 Jumbo Acquisition Limited election to purchase additional common stock from AIG
Parent Company
Percentage of common stock to be sold by AIG	80.10%	90.00%	9.90%
Common stock, aggregate cash purchase price	$ 4,200.0		$ 522.5